PIONEER VARIABLE CONTRACTS TRUST

Pioneer Bond VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2020

	Shares					Value
			UNAFFILIATED ISSUERS - 92.5%
		CONVERTIBLE PREFERRED STOCK - 0.8% of Net Assets
			Banks - 0.8%
	1,048(a)		Wells Fargo & Co., 7.5%			$1,335,173
			Total Banks			$1,335,173
			TOTAL CONVERTIBLE PREFERRED STOCK
			(Cost $1,435,803)			$1,335,173
	Principal Amount USD ($)					Value
		ASSET BACKED SECURITIES - 12.2% of Net Assets
	250,000(b)		522 Funding CLO I, Ltd., Series 2019-1A, Class D, 0.0% (3 Month USD LIBOR + 420 bps), 1/15/33 (144A)			$186,825
	500,000		American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)			400,176
	100,000		Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)			101,431
	200,000		Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)			202,572
	100,000		Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)			99,323
	250,000(b)		Battalion CLO XV, Ltd., Series 2020-15A, Class D, 4.912% (3 Month USD LIBOR + 325 bps), 1/17/33 (144A)			172,043
	145,837(c)		Bayview Koitere Fund Trust, Series 2017-RT4, Class A, 3.5%, 7/28/57 (144A)			145,268
	166,881(c)		Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.0%, 3/28/57 (144A)			164,193
	100,000		BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)			100,323
	250,000(b)		Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 8.898% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)			141,685
	250,000(b)		Carlyle US CLO, Ltd., Series 2019-4A, Class C, 5.878% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)			186,523
	400,000		CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)			375,314
	160,000		Conn's Receivables Funding LLC, Series 2019-B, Class B, 3.62%, 6/17/24 (144A)			132,479
	300,000		Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)			297,559
	100,000		CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)			94,053
	299,250		Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)			266,877
	250,000		Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25			249,111
	150,000		Elm Trust, Series 2018-2A, Class A2, 4.605%, 10/20/27 (144A)			149,011
	26,284(d)		Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32			25,792
	117,467		FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)			117,270
	100,000(c)		Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676%, 4/25/29 (144A)			100,500
	100,000(c)		Finance of America Structured Securities Trust, Series 2019-HB1, Class M3, 3.813%, 4/25/29 (144A)			100,500
	397,382		Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69			392,011
	38,019		First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.22%, 12/15/21 (144A)			38,013
	250,000		Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)			216,584
	250,000		Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)			242,989
	220,000		Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.68%, 8/20/23 (144A)			196,374
	250,000(b)		Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 5.607% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)			184,921
	139,380(b)		Home Partners of America Trust, Series 2018-1, Class A, 1.7% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)			127,020
	97,870		Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)			90,522
	19,569		Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)			13,591
	100,000(b)		Invitation Homes Trust, Series 2018-SFR1, Class C, 2.05% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)			86,017
	160,000(b)		Invitation Homes Trust, Series 2018-SFR2, Class D, 2.155% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)			135,945
	240,000(b)		Invitation Homes Trust, Series 2018-SFR3, Class D, 2.45% (1 Month USD LIBOR + 165 bps), 7/17/37 (144A)			200,783
	540,000(b)		Invitation Homes Trust, Series 2018-SFR3, Class E, 2.8% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)			436,438
	20,436		JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)			20,765
	243,320		JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)			234,079
	200,000		Kabbage Funding LLC, Series 2019-1, Class A, 3.825%, 3/15/24 (144A)			194,500
	500,000		Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)			483,625
	250,000(b)		Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 9.192% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)			150,578
	28,093		Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)			27,904
	150,000		Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)			111,107
	479,277(c)		Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)			473,522
	180,214		Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)			173,684
	122,854(b)		Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.947% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)			118,294
	250,000		NFAS LLC, Series 2019-1, Class A, 4.172%, 8/15/24 (144A)			236,984
	300,000		NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)			293,682
	59,829(b)		NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 1.622% (1 Month USD LIBOR + 68 bps), 1/25/36			59,212
	130,000		Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)			121,774
	100,000		Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)			97,702
	130,000		Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/34 (144A)			120,395
	350,000		Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)			344,597
	100,000		Progress Residential Trust, Series 2018-SFR2, Class D, 4.338%, 8/17/35 (144A)			95,897
	Principal Amount USD ($)					Value
		ASSET BACKED SECURITIES - (continued)
	110,000		Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)			$98,960
	190,000		Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)			178,396
	300,000		Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)			270,342
	300,000		Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)			261,562
	100,000(c)		RMF Buyout Issuance Trust, Series 2019-1, Class M3, 3.011%, 7/25/29 (144A)			91,837
	38,956		SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)			38,675
	200,000		SCF Equipment Leasing LLC, Series 2019-1A, Class C, 3.92%, 11/20/26 (144A)			195,141
	200,000		SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)			194,697
	200,000		Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)			189,923
	250,000(b)		Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 5.941% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)			180,902
	393,310		SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)			368,524
	97,542		STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)			86,317
	250,000(b)		Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 0.0% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)			204,963
	350,000(c)		Towd Point Mortgage Trust, Series 2015-1, Class A6, 3.913%, 10/25/53 (144A)			309,171
	250,000(c)		Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.757%, 11/25/60 (144A)			205,837
	135,074(c)		Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)			134,626
	300,000(c)		Towd Point Mortgage Trust, Series 2015-6, Class B1, 4.022%, 4/25/55 (144A)			268,336
	300,000(c)		Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.209%, 2/25/55 (144A)			282,153
	300,000(c)		Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.556%, 8/25/55 (144A)			267,336
	460,000(c)		Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.13%, 4/25/56 (144A)			433,546
	300,000(c)		Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.992%, 7/25/56 (144A)			276,385
	550,000(c)		Towd Point Mortgage Trust, Series 2016-4, Class M1, 3.25%, 7/25/56 (144A)			510,024
	125,000(c)		Towd Point Mortgage Trust, Series 2016-5, Class M2, 3.375%, 10/25/56 (144A)			111,756
	325,000(c)		Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)			297,659
	640,000(c)		Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)			562,591
	500,000(c)		Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)			455,314
	780,000(c)		Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)			723,689
	350,000(c)		Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)			267,077
	600,000(c)		Towd Point Mortgage Trust, Series 2018-5, Class A1B, 3.25%, 7/25/58 (144A)			555,334
	100,000(c)		Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.25%, 7/25/58 (144A)			79,998
	237,541(c)		Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)			238,099
	850,000(c)		Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.75%, 12/25/58 (144A)			770,791
	300,000(c)		Towd Point Mortgage Trust, Series 2019-3, Class M1, 4.25%, 2/25/59 (144A)			269,063
	500,000(b)		Towd Point Mortgage Trust, Series 2019-HY2, Class A2, 2.347% (1 Month USD LIBOR + 140 bps), 5/25/58 (144A)			410,825
	299,096(c)		Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)			296,547
	350,000(b)		Towd Point Mortgage Trust, Series 2019-HY3, Class A2, 2.247% (1 Month USD LIBOR + 130 bps), 10/25/59 (144A)			287,901
	129,301(c)		Towd Point Mortgage Trust, Series 2019-MH1, Class A1, 3.0%, 11/25/58 (144A)			130,047
	200,000(b)		Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 1.555% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)			199,406
	310,000		Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)			290,918
	100,000		US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)			91,937
	10,289		Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)			10,182
	172,789		Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)			168,111
	70,351		Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)			66,669
	134,483		Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)			133,605
	140,000		Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)			139,277
	77,629		WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)			76,965
			TOTAL ASSET BACKED SECURITIES
			(Cost $23,477,491)			$21,209,751
		COLLATERALIZED MORTGAGE OBLIGATIONS - 12.0% of Net Assets
	100,000		American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)			$96,173
	100,000(c)		Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)			93,795
	230,000(c)		Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)			216,330
	348,629(c)		Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A, 3.5%, 6/28/57 (144A)			340,890
	146,780(c)		Bayview Opportunity Master Fund IVb Trust, Series 2017-RT2, Class A, 3.5%, 8/28/57 (144A)			146,177
	200,497(b)		Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 1.487% (1 Month USD LIBOR + 54 bps), 8/25/35			192,113
	112,385(b)		Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 2.547% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)			111,531
	160,064(b)		Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 2.297% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)			158,969
	468,552(b)		Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 2.797% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)			465,774
	180,000(b)		Bellemeade Re, Ltd., Series 2018-3A, Class M2, 3.697% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)			134,065
	150,000(b)		Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 2.697% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)			132,168
	150,000(b)		Bellemeade Re, Ltd., Series 2019-1A, Class M2, 3.647% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)			117,247
	181,079(b)		Chase Mortgage Reference Notes, Series 2019-CL1, Class M1, 2.297% (1 Month USD LIBOR + 135 bps), 4/25/47 (144A)			163,672
	8,065(c)		CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 4.166%, 12/25/33			6,777
	323,873(c)		Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)			328,244
	Principal Amount USD ($)					Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	353,266(c)		Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.5%, 1/25/66 (144A)			$357,932
	7,873		Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)			7,857
	412,588(b)		Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 3.397% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)			341,922
	161,210(b)		Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 3.247% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)			133,410
	139,300(b)		Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 3.097% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)			114,048
	350,000(b)		Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 3.047% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)			270,596
	410,000(b)		Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 3.047% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)			330,351
	120,000(b)		Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.947% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)			77,836
	160,000(b)		Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 4.513% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)			106,825
	200,000(b)		Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 4.513% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)			133,531
	219,581(c)		CSMC Trust, Series 2013-IVR3, Class B4, 3.442%, 5/25/43 (144A)			196,732
	252,155(c)		CSMC Trust, Series 2018-J1, Class A26, 3.5%, 2/25/48 (144A)			251,762
	80,518(c)		Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)			80,534
	64,986(c)		Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)			64,228
	97,751(b)		Eagle Re, Ltd., Series 2018-1, Class M1, 2.647% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)			97,291
	365,106(b)		Eagle Re, Ltd., Series 2019-1, Class M1B, 2.747% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)			363,460
	149,246(c)		EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)			149,278
	251,382(b)		Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 5.397% (1 Month USD LIBOR + 445 bps), 1/25/29			239,913
	30,071		Federal Home Loan Mortgage Corp. REMICS, Series 2944, Class OH, 5.5%, 3/15/35			35,115
	388,083(b)(e)		Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 5.845% (1 Month USD LIBOR + 655 bps), 8/15/42			80,661
	4,063		Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29			4,334
	550,000		Federal National Mortgage Association REMICS, Series 2013-61, Class BY, 3.0%, 6/25/43			593,575
	590,167(c)		Flagstar Mortgage Trust, Series 2020-1INV, Class A3, 3.0%, 3/25/50 (144A)			584,139
	260,000(b)		Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class M2, 2.797% (1 Month USD LIBOR + 185 bps), 2/25/50 (144A)			165,152
	240,000(b)		Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.911% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)			154,436
	290,000(b)		Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 5.197% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)			133,189
	310,000(b)		Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 3.247% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)			252,714
	249,656(b)		Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 3.397% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)			206,940
	228,327(b)		Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 3.297% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)			192,746
	110,000(b)		Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 12.197% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)			65,432
	120,000(b)		Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 2.997% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)			99,569
	320,000(b)		Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 4.397% (1 Month USD LIBOR + 345 bps), 10/25/29			284,770
	410,000(b)		Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 3.447% (1 Month USD LIBOR + 250 bps), 3/25/30			352,945
	28,289(c)		Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.148%, 8/25/48 (144A)			27,621
	254,024(c)		FWDSecuritization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)			251,796
	26,836		Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35			28,642
	9,997		Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41			10,236
	1,322,758(e)		Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49			115,986
	821,057(b)(e)		Government National Mortgage Association, Series 2020-9, Class SA, 2.577% (1 Month USD LIBOR + 335 bps), 1/20/50			82,243
	321,206(c)		GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A1, 2.625%, 1/25/59 (144A)			314,479
	200,000(c)		GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A2, 2.875%, 1/25/59 (144A)			178,490
	134,806(b)		Home Re, Ltd., Series 2019-1, Class M1, 2.597% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)			134,140
	381,787(c)		JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)			387,632
	397,646(c)		JP Morgan Mortgage Trust, Series 2019-9, Class B1A, 3.343%, 5/25/50 (144A)			311,735
	476,344(c)		JP Morgan Mortgage Trust, Series 2019-INV3, Class A3, 3.5%, 5/25/50 (144A)			471,969
	370,415(c)		JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)			376,942
	157,840(c)		JP Morgan Mortgage Trust, Series 2019-LTV2, Class A3, 3.5%, 12/25/49 (144A)			159,058
	350,000(c)		JP Morgan Mortgage Trust, Series 2020-2, Class B2A, 3.472%, 7/25/50 (144A)			314,631
	90,598(b)		La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate + -125 bps), 12/23/36 (144A)			92,523
	26,197(b)		La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)			26,754
	Principal Amount USD ($)					Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	251,528(c)		Metlife Securitization Trust, Series 2019-1A, Class A1A, 3.75%, 4/25/58 (144A)			$259,561
	935,000(c)		Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)			924,480
	349,357(c)		Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.5%, 10/25/69 (144A)			310,015
	668,768(c)		Mill City Mortgage Loan Trust, Series 2019-1, Class M2, 3.5%, 10/25/69 (144A)			563,094
	250,000(c)		Mill City Mortgage Loan Trust, Series 2019-GS1, Class M1, 3.0%, 7/25/59 (144A)			211,569
	370,000(b)		Mortgage Insurance-Linked Notes, Series 2020-1, Class M1C, 2.697% (1 Month USD LIBOR + 175 bps), 2/25/30 (144A)			268,729
	302,530(b)		New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1.697% (1 Month USD LIBOR + 75 bps), 1/25/48 (144A)			281,036
	376,383(c)		New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)			370,704
	183,590(c)		New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)			185,441
	242,760(c)		PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)			247,936
	45,569(b)		Radnor Re, Ltd., Series 2018-1, Class M1, 2.347% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)			45,467
	290,238(b)		Radnor Re, Ltd., Series 2019-1, Class M1B, 2.897% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)			289,192
	235,709(c)		RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)			222,370
	659,363(c)		Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)			653,650
	341,220(c)		Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43			329,972
	315,097(c)		Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43			307,377
	192,290(c)		Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)			194,751
	320,083(c)		Sequoia Mortgage Trust, Series 2019-CH3, Class A1, 4.0%, 9/25/49 (144A)			325,294
	380,000(b)		STACR Trust, Series 2018-HRP2, Class B1, 5.147% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)			177,332
	220,000(b)		STACR Trust, Series 2018-HRP2, Class M3, 3.347% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)			188,556
	200,000(b)		Starwood Waypoint Homes Trust, Series 2017-1, Class B, 1.875% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)			184,460
	320,000(c)		Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)			305,619
	265,000(c)		Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)			252,580
	330,000(c)		Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)			316,545
	90,615(c)		Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)			90,110
	550,000(c)		Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)			436,139
	443,259(c)		Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)			412,758
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $23,203,937)			$20,866,762
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8% of Net Assets
	250,000		A10 Term Asset Financing LLC, Series 2017-1A, Class B, 3.15%, 3/15/36 (144A)			$242,485
	410,000		BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60			411,846
	232,091(d)(e)		Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)			—
	125,000		Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51			137,090
	250,000		Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52			275,070
	265,000		Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.352%, 12/15/62			263,787
	200,000(b)		BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.955% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)			177,973
	400,000		BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)			361,168
	100,000		CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)			96,418
	120,000		CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51			132,919
	140,000		CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48			145,141
	250,000(c)		Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47			253,895
	250,000(c)		Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47			247,044
	125,000(c)		Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.572%, 9/10/58			124,391
	250,000		Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)			171,901
	300,000		Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/36 (144A)			305,217
	241,251		COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45			237,712
	250,000		COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45			249,692
	200,000(c)		COMM Mortgage Trust, Series 2013-CR11, Class C, 5.124%, 8/10/50 (144A)			183,776
	150,000(c)		COMM Mortgage Trust, Series 2014-CR16, Class C, 4.928%, 4/10/47			135,013
	233,783(c)		COMM Mortgage Trust, Series 2014-CR20, Class C, 4.513%, 11/10/47			204,192
	238,711		COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47			245,624
	150,000		COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47			153,981
	100,000(c)		COMM Mortgage Trust, Series 2015-CR25, Class B, 4.54%, 8/10/48			98,039
	175,000(c)		COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48			167,980
	189,164		COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49			196,927
	250,000(b)		Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.855% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)			209,943
	300,000(c)		CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.577%, 11/15/48			258,869
	53,849(b)		FREMF Mortgage Trust, Series 2014-KF05, Class B, 5.515% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)			51,899
	50,100(b)		FREMF Mortgage Trust, Series 2014-KS02, Class B, 6.515% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)			48,987
	125,000(c)		FREMF Mortgage Trust, Series 2015-K51, Class B, 3.954%, 10/25/48 (144A)			121,750
	90,000(c)		FREMF Mortgage Trust, Series 2017-K66, Class B, 4.035%, 7/25/27 (144A)			86,469
	178,979(c)		FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25			187,015
	1,404,063(c)(e)		Government National Mortgage Association, Series 2017-21, Class IO, 0.773%, 10/16/58			85,892
	200,000		GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48			206,500
	Principal Amount USD ($)					Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
	200,000(b)		GS Mortgage Securities Trust, Series 2020-DUNE, Class C, 2.355% (1 Month USD LIBOR + 165 bps), 12/15/36 (144A)			$156,802
	323,000		ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)			360,318
	450,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49			458,743
	200,000(c)		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.756%, 1/5/31 (144A)			188,580
	250,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)			254,655
	150,000(c)		JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49			141,622
	200,000		JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49			210,152
	100,000(c)		JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.09%, 12/15/49 (144A)			69,813
	250,000		JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51			279,882
	1,600,000(c)(e)		JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.113%, 6/15/51			16,009
	124,033		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.858%, 11/15/45			124,162
	80,000(c)		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.149%, 3/15/48			67,947
	250,000(c)		Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)			254,160
	145,521(b)		Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 2.647% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)			128,382
	260,000		Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57			269,944
	250,000		Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59			255,611
	200,000		Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49			203,457
	140,763		WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46			145,342
			TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
			(Cost $10,538,373)			$10,062,186
		CORPORATE BONDS - 35.4% of Net Assets
			Advertising - 0.2%
	40,000		Lamar Media Corp., 3.75%, 2/15/28 (144A)			$37,495
	25,000		Lamar Media Corp., 4.0%, 2/15/30 (144A)			23,250
	445,000		Omnicom Group, Inc., 2.45%, 4/30/30			404,044
			Total Advertising			$464,789
			Aerospace & Defense - 1.2%
	774,000		Boeing Co., 3.75%, 2/1/50			$706,364
	480,000		Boeing Co., 3.9%, 5/1/49			433,187
	470,000		Rockwell Collins, Inc., 3.2%, 3/15/24			483,181
	270,000		United Technologies Corp., 4.125%, 11/16/28			296,393
			Total Aerospace & Defense			$1,919,125
			Agriculture - 0.6%
	435,000		Philip Morris International, Inc., 3.25%, 11/10/24			$442,576
	570,000		Reynolds American, Inc., 4.45%, 6/12/25			573,404
			Total Agriculture			$1,015,980
			Airlines - 0.2%
	244,648		Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)			$234,743
	210,000		Southwest Airlines Co., 2.625%, 2/10/30			176,005
			Total Airlines			$410,748
			Apparel - 0.2%
	110,000		NIKE, Inc., 3.25%, 3/27/40			$115,285
	65,000		NIKE, Inc., 3.375%, 3/27/50			70,909
	100,000		TJX Cos., Inc., 4.5%, 4/15/50			106,826
			Total Apparel			$293,020
			Auto Manufacturers - 0.9%
	225,000		Ford Motor Credit Co. LLC, 5.584%, 3/18/24			$213,750
	189,000		General Motors Co., 6.6%, 4/1/36			164,361
	353,000		General Motors Financial Co., Inc., 4.0%, 1/15/25			313,674
	400,000		Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)			397,871
	255,000		Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)			251,266
	400,000		Volkswagen Group of America Finance LLC, 4.0%, 11/12/21 (144A)			395,696
			Total Auto Manufacturers			$1,736,618
			Auto Parts & Equipment - 0.1%
	110,000		Lear Corp., 3.5%, 5/30/30			$95,237
			Total Auto Parts & Equipment			$95,237
			Banks - 7.5%
	535,000(c)		AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)			$543,934
	318,000		Banco Santander Chile, 2.7%, 1/10/25 (144A)			304,628
	663,000(c)		Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30			662,764
	318,000(c)		Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51			364,010
	310,000(a)(c)		Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)			266,600
	345,000(b)		Bank of New York Mellon Corp., 2.82% (3 Month USD LIBOR + 105 bps), 10/30/23			331,522
	250,000(a)(c)		Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)			219,250
	200,000(a)(c)		Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)			185,480
	200,000(a)(c)		BNP Paribas SA, 4.5% (5 Year CMT Index + 294 bps) (144A)			154,000
	805,000(a)(c)		BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)			710,413
	200,000		BPCE SA, 4.875%, 4/1/26 (144A)			194,045
	Principal Amount USD ($)					Value
			Banks - (continued)
	300,000		Capital One NA, 2.15%, 9/6/22			$291,942
	395,000(a)(c)		Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)			338,357
	90,000		Cooperatieve Rabobank UA, 3.875%, 2/8/22			92,955
	250,000		Cooperatieve Rabobank UA, 3.95%, 11/9/22			252,352
	574,000(a)(c)		Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)			443,415
	400,000(a)(c)		Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)			370,000
	250,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22			253,312
	410,000		Danske Bank AS, 5.375%, 1/12/24 (144A)			422,731
	200,000(a)(c)		Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)			165,239
	286,000(c)		Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25			290,656
	215,000(c)		Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29			228,812
	150,000		HSBC Bank Plc, 7.65%, 5/1/25			164,806
	424,000		Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)			364,147
	200,000(a)(c)		Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)			170,000
	626,000(a)(c)		JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)			547,875
	591,000(a)(c)		JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)			555,091
	400,000		Lloyds Banking Group Plc, 4.65%, 3/24/26			408,360
	325,000		Morgan Stanley, 4.1%, 5/22/23			331,727
	600,000		Nordea Bank Abp, 4.25%, 9/21/22 (144A)			591,130
	300,000		Nordea Bank Abp, 4.875%, 5/13/21 (144A)			305,525
	250,000		PNC Bank N.A., 2.7%, 10/22/29			237,729
	435,000(a)(c)		Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)			424,125
	400,000(a)(c)		Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)			367,860
	400,000		Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29			407,230
	250,000		Truist Bank, 2.25%, 3/11/30			228,588
	250,000		UBS AG, 7.625%, 8/17/22			257,500
	400,000(a)(c)		UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)			376,000
	200,000(a)(c)		UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)			195,000
			Total Banks			$13,019,110
			Beverages - 1.0%
	1,034,000		Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49			$1,215,358
	372,000		Bacardi, Ltd., 5.3%, 5/15/48 (144A)			403,593
	185,000		Coca-Cola Co., 4.2%, 3/25/50			241,604
			Total Beverages			$1,860,555
			Biotechnology - 0.1%
	200,000		Biogen, Inc., 3.625%, 9/15/22			$205,416
			Total Biotechnology			$205,416
			Building Materials - 0.5%
	174,000		Carrier Global Corp., 2.722%, 2/15/30 (144A)			$160,329
	400,000		CRH America, Inc., 3.875%, 5/18/25 (144A)			403,066
	110,000		Fortune Brands Home & Security, Inc., 4.0%, 9/21/23			113,129
	180,000		Martin Marietta Materials, Inc., 2.5%, 3/15/30			162,941
			Total Building Materials			$839,465
			Chemicals - 0.7%
	375,000		Albemarle Wodgina Pty, Ltd., 3.45%, 11/15/29 (144A)			$367,608
	54,000		CF Industries, Inc., 4.95%, 6/1/43			51,284
	270,000		CF Industries, Inc., 5.375%, 3/15/44			257,183
	25,000		NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)			21,937
	175,000		NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)			147,438
EUR	100,000		OCI NV, 3.125%, 11/1/24 (144A)			96,936
	96,000		Sherwin-Williams Co., 3.3%, 5/15/50			89,880
			Total Chemicals			$1,032,266
			Commercial Services - 0.5%
	55,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)			$54,037
	200,000		ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)			199,564
	165,000		Garda World Security Corp., 4.625%, 2/15/27 (144A)			147,675
	50,000		President & Fellows of Harvard College, 2.3%, 10/1/23			50,585
	185,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)			159,563
	200,000		Sotheby's, 7.375%, 10/15/27 (144A)			159,250
	125,000		United Rentals North America, Inc., 3.875%, 11/15/27			118,125
	29,000		Verisk Analytics, Inc., 5.5%, 6/15/45			36,834
			Total Commercial Services			$925,633
			Cosmetics/Personal Care - 0.1%
	160,000		Procter & Gamble Co., 3.6%, 3/25/50			$196,609
			Total Cosmetics/Personal Care			$196,609
			Diversified Financial Services - 0.7%
	170,000		Capital One Financial Corp., 3.3%, 10/30/24			$166,259
	400,000		Capital One Financial Corp., 3.75%, 4/24/24			402,502
	180,000		Capital One Financial Corp., 4.25%, 4/30/25			184,414
	70,000		Mastercard, Inc., 3.85%, 3/26/50			85,781
	15,000		Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)			12,750
	91,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)			82,355
	225,000		TD Ameritrade Holding Corp., 3.3%, 4/1/27			227,737
	195,000		Visa, Inc., 2.05%, 4/15/30			194,717
	70,000		Visa, Inc., 2.7%, 4/15/40			69,485
			Total Diversified Financial Services			$1,426,000
	Principal Amount USD ($)					Value
			Electric - 2.6%
	290,000		Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)			$261,145
	55,000		AEP Transmission Co. LLC, 3.65%, 4/1/50			56,648
	185,000		Berkshire Hathaway Energy Co., 4.25%, 10/15/50 (144A)			209,501
	170,000		Consolidated Edison Co. of New York, Inc., 3.95%, 4/1/50			178,692
	300,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54			335,570
	133,000(d)		Dominion Energy, Inc., 3.071%, 8/15/24			132,589
	376,000(a)(c)		Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)			336,520
	180,000		Duke Energy Indiana LLC, 2.75%, 4/1/50			168,897
	135,000		Iberdrola International BV, 6.75%, 7/15/36			191,559
	200,000		Indiana Michigan Power Co., 4.55%, 3/15/46			223,369
	15,929		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)			16,445
	213,000		New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)			197,311
	430,000		NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27			438,346
	83,000		NRG Energy, Inc., 5.75%, 1/15/28			84,660
	28,571		San Diego Gas & Electric Co., 1.914%, 2/1/22			28,695
	335,000		Sempra Energy, 3.4%, 2/1/28			335,678
	78,571		Southern California Edison Co., 1.845%, 2/1/22			77,757
	239,000		Southern California Edison Co., 3.65%, 2/1/50			231,903
	295,000		Southern California Edison Co., 4.875%, 3/1/49			340,373
	335,000		Southwestern Electric Power Co., 3.9%, 4/1/45			299,120
	470,000		Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)			418,393
	150,000		Xcel Energy, Inc., 3.4%, 6/1/30			151,920
			Total Electric			$4,715,091
			Electronics - 0.5%
	300,000		Amphenol Corp., 3.125%, 9/15/21			$289,996
	102,000		Amphenol Corp., 3.2%, 4/1/24			103,216
	607,000		Flex, Ltd., 4.875%, 6/15/29			569,182
			Total Electronics			$962,394
			Energy-Alternate Sources - 0.0%†
	53,358		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)			$62,408
	87,000		TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)			84,390
			Total Energy-Alternate Sources			$146,798
			Environmental Control - 0.1%
	175,000		Republic Services, Inc., 2.9%, 7/1/26			$177,198
			Total Environmental Control			$177,198
			Food - 0.3%
	75,000		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)			$74,812
	135,000		General Mills, Inc., 2.875%, 4/15/30			134,730
	204,000		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)			210,630
	100,000		Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)			89,955
			Total Food			$510,127
			Forest Products & Paper - 0.3%
	120,000		International Paper Co., 6.0%, 11/15/41			$154,272
	234,000		International Paper Co., 7.3%, 11/15/39			298,879
			Total Forest Products & Paper			$453,151
			Gas - 0.2%
	110,000		Boston Gas Co., 3.15%, 8/1/27 (144A)			$108,341
	192,626		Nakilat, Inc., 6.267%, 12/31/33 (144A)			216,704
			Total Gas			$325,045
			Hand/Machine Tools - 0.1%
	96,000(c)		Stanley Black & Decker, Inc., 4.0% (5 Year CMT Index + 266 bps), 3/15/60			$90,971
			Total Hand/Machine Tools			$90,971
			Healthcare-Products - 0.6%
	141,000		Abbott Laboratories, 3.75%, 11/30/26			$157,356
	425,000		Edwards Lifesciences Corp., 4.3%, 6/15/28			462,983
	380,000		Thermo Fisher Scientific, Inc., 3.0%, 4/15/23			389,802
			Total Healthcare-Products			$1,010,141
			Healthcare-Services - 0.8%
	239,000		Anthem, Inc., 3.35%, 12/1/24			$243,309
	164,000		Anthem, Inc., 3.65%, 12/1/27			169,207
	41,000		Anthem, Inc., 4.101%, 3/1/28			43,878
	327,000		Centene Corp., 3.375%, 2/15/30 (144A)			304,110
	60,000		Centene Corp., 4.25%, 12/15/27 (144A)			58,800
	120,000		Centene Corp., 4.625%, 12/15/29 (144A)			120,600
	204,000		HCA, Inc., 3.5%, 9/1/30			185,071
	130,000		Humana, Inc., 3.95%, 3/15/27			131,898
	130,000		Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)			123,825
			Total Healthcare-Services			$1,380,698
			Home Builders - 0.3%
	280,000		DR Horton, Inc., 2.5%, 10/15/24			$261,554
	135,000		Meritage Homes Corp., 6.0%, 6/1/25			124,538
			Total Home Builders			$386,092
	Principal Amount USD ($)					Value
			Household Products & Wares - 0.2%
	295,000		Church & Dwight Co., Inc., 2.45%, 8/1/22			$291,013
			Total Household Products & Wares			$291,013
			Insurance - 2.2%
	90,000		AXA SA, 8.6%, 12/15/30			$119,709
	487,000		CNO Financial Group, Inc., 5.25%, 5/30/29			472,527
	100,000(c)		Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)			124,575
	340,000(c)		Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)			361,146
	175,000		Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)			174,105
	645,000		Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)			917,084
	500,000		MassMutual Global Funding II, 2.75%, 6/22/24 (144A)			493,266
	200,000		MassMutual Global Funding II, 2.95%, 1/11/25 (144A)			204,128
	200,000		Nationwide Financial Services, Inc., 3.9%, 11/30/49 (144A)			174,850
	69,000		New York Life Global Funding, 2.875%, 4/10/24 (144A)			70,855
	245,000		New York Life Insurance Co., 4.45%, 5/15/69 (144A)			256,008
	193,000		Progressive Corp., 3.95%, 3/26/50			225,383
	451,000		Prudential Financial, Inc., 3.0%, 3/10/40			408,960
	26,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)			36,092
			Total Insurance			$4,038,688
			Internet - 0.3%
	562,000		Expedia Group, Inc., 3.25%, 2/15/30			$470,447
			Total Internet			$470,447
			Iron & Steel - 0.1%
	175,000		Commercial Metals Co., 5.75%, 4/15/26			$163,344
			Total Iron & Steel			$163,344
			Machinery-Diversified - 0.1%
	90,000		Deere & Co., 3.75%, 4/15/50			$102,738
			Total Machinery-Diversified			$102,738
			Media - 0.7%
	161,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)			$160,195
	75,000		Comcast Corp., 3.75%, 4/1/40			84,667
	270,000		Comcast Corp., 4.15%, 10/15/28			303,160
	190,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)			127,063
	325,000		Walt Disney Co., 4.7%, 3/23/50			424,696
			Total Media			$1,099,781
			Mining - 0.4%
	200,000		Anglo American Capital Plc, 4.5%, 3/15/28 (144A)			$198,105
	200,000		Anglo American Capital Plc, 4.75%, 4/10/27 (144A)			195,243
	200,000		Anglo American Capital Plc, 4.875%, 5/14/25 (144A)			200,143
	271,000		Freeport-McMoRan, Inc., 5.45%, 3/15/43			242,545
	65,000		Novelis Corp., 4.75%, 1/30/30 (144A)			57,850
			Total Mining			$893,886
			Miscellaneous Manufacturers - 0.2%
	125,000		3M Co., 3.7%, 4/15/50			$141,279
	250,000		General Electric Co., 5.3%, 2/11/21			253,056
			Total Miscellaneous Manufacturers			$394,335
			Multi-National - 0.4%
	370,000		Africa Finance Corp., 4.375%, 4/17/26 (144A)			$360,824
	200,000		African Export-Import Bank, 3.994%, 9/21/29 (144A)			188,334
	230,000		Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)			209,015
			Total Multi-National			$758,173
			Oil & Gas - 0.8%
	50,000		Apache Corp., 4.25%, 1/15/30			$25,895
	435,000		Apache Corp., 4.375%, 10/15/28			232,378
	535,000		Cenovus Energy, Inc., 6.75%, 11/15/39			259,112
	200,000		CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24			212,798
	150,000		MEG Energy Corp., 7.125%, 2/1/27 (144A)			74,118
	145,000		Newfield Exploration Co., 5.625%, 7/1/24			77,813
	185,000		Petroleos Mexicanos, 5.35%, 2/12/28			129,039
	312,000		Valero Energy Corp., 6.625%, 6/15/37			327,121
			Total Oil & Gas			$1,338,274
			Pharmaceuticals - 1.1%
	211,000		AbbVie, Inc., 4.05%, 11/21/39 (144A)			$217,037
	200,000		Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)			207,733
	135,000		Cigna Corp., 3.4%, 3/15/50			127,410
	26,380		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)			29,390
	79,878		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)			97,670
	46,048		CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)			52,494
	127,341		CVS Pass-Through Trust, 6.036%, 12/10/28			138,188
	107,812		CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)			129,393
	200,000		Perrigo Finance Unlimited Co., 3.9%, 12/15/24			196,351
	165,000		Pfizer, Inc., 2.625%, 4/1/30			173,492
	213,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26			179,421
	200,000		Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25 (144A)			198,000
			Total Pharmaceuticals			$1,746,579
			Pipelines - 3.3%
	93,000		Cameron LNG LLC, 3.302%, 1/15/35 (144A)			$80,487
	Principal Amount USD ($)					Value
			Pipelines - (continued)
	210,000		Cameron LNG LLC, 3.402%, 1/15/38 (144A)			$164,162
	65,000		Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)			56,550
	205,000		Cheniere Energy Partners LP, 5.25%, 10/1/25			188,600
	45,000		DCP Midstream Operating LP, 3.875%, 3/15/23			35,987
	170,000		DCP Midstream Operating LP, 5.375%, 7/15/25			116,076
	100,000		DCP Midstream Operating LP, 5.6%, 4/1/44			44,268
	136,000		Enable Midstream Partners LP, 4.4%, 3/15/27			83,074
	479,000		Enable Midstream Partners LP, 4.95%, 5/15/28			288,826
	360,000		Enbridge, Inc., 3.7%, 7/15/27			341,697
	140,000		Energy Transfer Operating LP, 6.0%, 6/15/48			117,433
	40,000		Energy Transfer Operating LP, 6.125%, 12/15/45			35,713
	125,000		Energy Transfer Operating LP, 6.5%, 2/1/42			113,816
	340,000(a)(c)		Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)			204,622
	20,000		EnLink Midstream LLC, 5.375%, 6/1/29			10,400
	280,000		EnLink Midstream Partners LP, 5.45%, 6/1/47			92,344
	134,000		EnLink Midstream Partners LP, 5.6%, 4/1/44			45,225
	48,000		Enterprise Products Operating LLC, 3.95%, 1/31/60			40,335
	145,000		Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)			101,906
	513,000		Kinder Morgan, Inc., 5.05%, 2/15/46			498,176
	163,000		Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)			156,955
	340,000		MPLX LP, 4.25%, 12/1/27 (144A)			274,634
	110,000		MPLX LP, 4.875%, 12/1/24			89,815
	175,000		MPLX LP, 4.875%, 6/1/25			144,090
	205,000		MPLX LP, 5.5%, 2/15/49			172,885
	450,000		Phillips 66 Partners LP, 3.75%, 3/1/28			415,191
	375,000		Sabine Pass Liquefaction LLC, 5.0%, 3/15/27			318,635
	224,000		Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45			175,668
	422,000		Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47			336,129
	25,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42			21,586
	91,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28			73,352
	300,000		Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)			274,986
	586,000		Williams Cos., Inc., 5.75%, 6/24/44			610,856
	89,000		Williams Cos., Inc., 7.75%, 6/15/31			94,571
			Total Pipelines			$5,819,050
			Real Estate - 0.1%
	250,000(a)(c)		AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)			$226,640
			Total Real Estate			$226,640
			REITs - 2.3%
	90,000		Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25			$91,657
	25,000		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27			25,043
	47,000		Alexandria Real Estate Equities, Inc., 4.3%, 1/15/26			48,487
	190,000		Boston Properties LP, 3.4%, 6/21/29			182,681
	70,000		Crown Castle International Corp., 4.15%, 7/1/50			69,230
	160,000		Duke Realty LP, 3.625%, 4/15/23			161,531
	260,000		Duke Realty LP, 3.75%, 12/1/24			268,106
	100,000		Essex Portfolio LP, 3.375%, 4/15/26			100,929
	360,000		Essex Portfolio LP, 3.5%, 4/1/25			361,231
	131,000		Healthcare Realty Trust, Inc., 2.4%, 3/15/30			116,169
	205,000		Healthcare Trust of America Holdings LP, 3.5%, 8/1/26			202,691
	200,000		Healthcare Trust of America Holdings LP, 3.75%, 7/1/27			184,443
	50,000		Highwoods Realty LP, 3.2%, 6/15/21			50,574
	290,000		Highwoods Realty LP, 3.625%, 1/15/23			288,784
	105,000		Highwoods Realty LP, 4.125%, 3/15/28			112,799
	255,000		iStar, Inc., 4.25%, 8/1/25			209,712
	110,000		iStar, Inc., 4.75%, 10/1/24			92,400
	318,000		MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29			295,740
	50,000		SBA Tower Trust, 2.877%, 7/9/21 (144A)			49,828
	235,000		SBA Tower Trust, 3.869%, 10/8/24 (144A)			237,829
	180,000		Simon Property Group LP, 3.25%, 9/13/49			144,798
	75,000		UDR, Inc., 2.95%, 9/1/26			72,850
	201,000		UDR, Inc., 4.0%, 10/1/25			212,324
	180,000		UDR, Inc., 4.4%, 1/26/29			186,560
	131,000		Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)			120,439
			Total REITs			$3,886,835
			Retail - 0.3%
	165,000		Lowe's Cos, Inc., 5.125%, 4/15/50			$199,212
	80,000		McDonald's Corp., 4.2%, 4/1/50			89,484
	35,000		QVC, Inc., 4.75%, 2/15/27			30,958
	140,000		Starbucks Corp., 3.35%, 3/12/50			131,952
			Total Retail			$451,606
			Semiconductors - 0.5%
	149,000		Broadcom, Inc., 3.625%, 10/15/24 (144A)			$146,624
	116,000		Broadcom, Inc., 4.25%, 4/15/26 (144A)			114,040
	210,000		Intel Corp., 4.95%, 3/25/60			289,893
	85,000		NVIDIA Corp., 3.5%, 4/1/40			90,182
	70,000		NVIDIA Corp., 3.5%, 4/1/50			76,113
	Principal Amount USD ($)					Value
			Semiconductors - (continued)
	70,000		NVIDIA Corp., 3.7%, 4/1/60			$78,245
			Total Semiconductors			$795,097
			Software - 0.6%
	470,000		Citrix Systems, Inc., 3.3%, 3/1/30			$436,721
	194,000		Fiserv, Inc., 3.8%, 10/1/23			200,377
	220,000		Oracle Corp., 3.85%, 4/1/60			221,424
	190,000		salesforce.com, Inc., 3.7%, 4/11/28			210,339
			Total Software			$1,068,861
			Telecommunications - 0.2%
	40,000		CenturyLink, Inc., 4.0%, 2/15/27 (144A)			$38,800
	182,000		CommScope Technologies LLC, 5.0%, 3/15/27 (144A)			157,885
	95,000		Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)			94,421
			Total Telecommunications			$291,106
			Transportation - 0.8%
	109,000		Canadian Pacific Railway Co., 2.05%, 3/5/30			$101,330
	575,000		Union Pacific Corp., 3.375%, 2/1/35			591,008
	385,000		Union Pacific Corp., 3.75%, 2/5/70			397,059
	90,000		United Parcel Service, Inc., 5.3%, 4/1/50			117,905
			Total Transportation			$1,207,302
			Trucking & Leasing - 0.4%
	221,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 2.7%, 3/14/23 (144A)			$218,327
	95,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)			94,908
	170,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)			171,866
	156,000		Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)			160,186
			Total Trucking & Leasing			$645,287
			Water - 0.1%
	110,000		Essential Utilities, Inc., 3.566%, 5/1/29			$112,177
			Total Water			$112,177
			TOTAL CORPORATE BONDS
			(Cost $64,888,912)			$61,399,496
		FOREIGN GOVERNMENT BOND - 0.3% of Net Assets
			Mexico - 0.3%
	475,000		Mexico Government International Bond, 4.6%, 2/10/48			$476,667
			Total Mexico			$476,667
			TOTAL FOREIGN GOVERNMENT BOND
			(Cost $437,812)			$476,667
	Face Amount USD ($)					Value
		INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets(f)
			Reinsurance Sidecars - 0.0%†
			Multiperil - Worldwide - 0.0%†
	50,000+(g)(h)		Lorenz Re 2018, 7/1/21			$3,585
	25,723+(g)(h)		Lorenz Re 2019, 6/30/22			23,261
			Total Reinsurance Sidecars			$26,846
			TOTAL INSURANCE-LINKED SECURITIES
			(Cost $40,945)			$26,846
	Principal Amount USD ($)					Value
		MUNICIPAL BONDS - 0.0%† of Net Assets(i)
			Municipal General - 0.0%†
	50,000		Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32			$54,060
			Total Municipal General			$54,060
			Municipal Higher Education - 0.0%†
	10,000		Trustees of Amherst College, 3.794%, 11/1/42			$10,637
			Total Municipal Higher Education			$10,637
			TOTAL MUNICIPAL BONDS
			(Cost $62,530)			$64,697
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.2% of Net Assets*(b)
			Automobile - 0.0%†
	70,049		American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.2% (LIBOR + 225 bps), 4/6/24			$59,367
	25,349		CWGS Group LLC (aka Camping World, Inc.), Term Loan, 3.766% (LIBOR + 275 bps), 11/8/23			16,942
	68,333		Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.2% (LIBOR + 200 bps), 3/3/25			56,785
			Total Automobile			$133,094
			Automotive - 0.1%
	75,096		TI Group Automotive Systems LLC, Initial US Term Loan, 3.489% (LIBOR + 250 bps), 6/30/22			$68,713
			Total Automotive			$68,713
			Beverage, Food & Tobacco - 0.1%
	175,938		JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 3.072% (LIBOR + 200 bps), 5/1/26			$166,010
			Total Beverage, Food & Tobacco			$166,010
			Broadcasting & Entertainment - 0.1%
	117,570		Sinclair Television Group, Inc., Tranche B Term Loan, 3.24% (LIBOR + 225 bps), 1/3/24			$112,867
			Total Broadcasting & Entertainment			$112,867
	Principal Amount USD ($)					Value
			Chemicals - 0.0%†
	84,322		Tronox Finance LLC, First Lien Initial Dollar Term Loan, 3.93% (LIBOR + 275 bps), 9/23/24			$75,819
			Total Chemicals			$75,819
			Chemicals, Plastics & Rubber - 0.1%
	171,309		Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 3.2% (LIBOR + 175 bps), 6/1/24			$161,887
			Total Chemicals, Plastics & Rubber			$161,887
			Computers & Electronics - 0.1%
	51,255		Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 5.239% (LIBOR + 425 bps), 6/26/25			$38,698
	143,723		Microchip Technology, Inc., Initial Term Loan, 2.99% (LIBOR + 200 bps), 5/29/25			136,297
			Total Computers & Electronics			$174,995
			Diversified & Conglomerate Service - 0.2%
	96,250		Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 2.739% (LIBOR + 175 bps), 11/7/23			$93,362
	74,672		Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 3.498% (LIBOR + 250 bps), 3/1/24			68,947
	97,000		Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24			62,565
	184,219		West Corp., Incremental Term B-1 Loan, 4.95% (LIBOR + 350 bps), 10/10/24			138,532
			Total Diversified & Conglomerate Service			$363,406
			Electric & Electrical - 0.0%†
	67,004		Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 2.99% (LIBOR + 200 bps), 9/19/25			$64,463
	40,937		Rackspace Hosting, Inc., First Lien Term B Loan, 4.763% (LIBOR + 300 bps), 11/3/23			37,150
			Total Electric & Electrical			$101,613
			Electronics - 0.2%
	173,040		Scientific Games International, Inc., Initial Term B-5 Loan, 4.246% (LIBOR + 275 bps), 8/14/24			$140,595
	68,962		Verint Systems, Inc., Refinancing Term Loan, 3.669% (LIBOR + 200 bps), 6/28/24			66,548
	121,611		Western Digital Corp., US Term B-4 Loan, 3.353% (LIBOR + 175 bps), 4/29/23			117,659
			Total Electronics			$324,802
			Environmental Services - 0.1%
	196,391		GFL Environmental, Inc., Effective Date Incremental Term Loan, 3.991% (LIBOR + 300 bps), 5/30/25			$191,604
			Total Environmental Services			$191,604
			Financial Services - 0.1%
	100,451		RPI 2019 Intermediate Finance Trust Term Loan B, 2.739% (LIBOR + 175 bps), 2/11/27			$93,754
	24,861		RPI Intermediate Finance Trust Term B-1 Term Facility, 2.739% (LIBOR + 175 bps), 2/11/27			23,204
			Total Financial Services			$116,958
			Healthcare & Pharmaceuticals - 0.2%
	121,875		Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 4.489% (LIBOR + 350 bps), 9/26/24			$98,841
	171,474		Endo Luxembourg Finance Co. I s.a.r.l., Initial Term Loan, 5.25% (LIBOR + 425 bps), 4/29/24			153,897
	56,956		HCA, Inc. Tranche B-13 Term Loan, 2.739% (LIBOR + 175 bps), 3/18/26			54,536
			Total Healthcare & Pharmaceuticals			$307,274
			Healthcare, Education & Childcare - 0.1%
	72,169		Gentiva Health Services, Inc., First Lien Term B Loan, 4.25% (LIBOR + 325 bps), 7/2/25			$68,199
	216,829		KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.2% (LIBOR + 375 bps), 2/21/25			163,164
			Total Healthcare, Education & Childcare			$231,363
			Hotel, Gaming & Leisure - 0.1%
	153,654		1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 2.739% (LIBOR + 175 bps), 11/19/26			$142,514
			Total Hotel, Gaming & Leisure			$142,514
			Insurance - 0.1%
	132,419		Asurion LLC (fka Asurion Corp.), New Term B7 Loan, 3.989% (LIBOR + 300 bps), 11/3/24			$124,695
	90,962		Confie Seguros Holding II Co., Term B Loan, 6.363% (LIBOR + 475 bps), 4/19/22			70,586
			Total Insurance			$195,281
			Leasing - 0.1%
	52,217		Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.523% (LIBOR + 175 bps), 1/15/25			$47,083
	63,187		Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.273% (LIBOR + 150 bps), 2/12/27			56,868
	186,200		IBC Capital I, Ltd. (aka Goodpack, Ltd.), First LienTranche B-1 Term Loan, 4.639% (LIBOR + 375 bps), 9/11/23			157,804
			Total Leasing			$261,755
			Securities & Trusts - 0.1%
	151,706		Stonepeak Lonestar Holdings LLC, Initial Term Loan, 6.336% (LIBOR + 450 bps), 10/19/26			$109,608
			Total Securities & Trusts			$109,608
			Telecommunications - 0.3%
	99,750		CenturyLink, Inc., Term B Loan, 3.239% (LIBOR + 225 bps), 3/15/27			$92,705
	73,119		Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 2.739% (LIBOR + 175 bps), 2/15/24			70,377
	67,466		Level 3 Financing, Inc., Tranche B 2027 Term Loan, 2.739% (LIBOR + 175 bps), 3/1/27			63,755
	219,475		Sprint Communications, Inc., Initial Term Loan, 3.5% (LIBOR + 250 bps), 2/2/24			218,652
			Total Telecommunications			$445,489
			Utilities - 0.1%
	27,089		Eastern Power LLC (Eastern Convert Mindo LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25			$23,759
	Principal Amount USD ($)					Value
			Utilities - (continued)
	93,682		Vistra Operations Co. LLC (fka Tex Operations Co. LLC) 2018 Incremental Term Loan, 2.703% (LIBOR + 175 bps), 12/31/25			$89,818
			Total Utilities			$113,577
			TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
			(Cost $4,270,432)			$3,798,629
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.8% of Net Assets
	19,009		Fannie Mae, 2.5%, 7/1/30			$19,836
	19,671		Fannie Mae, 2.5%, 7/1/30			20,478
	34,666		Fannie Mae, 2.5%, 7/1/30			36,172
	13,962		Fannie Mae, 2.5%, 2/1/43			14,533
	61,116		Fannie Mae, 2.5%, 2/1/43			63,620
	13,049		Fannie Mae, 2.5%, 3/1/43			13,583
	11,980		Fannie Mae, 2.5%, 8/1/43			12,470
	12,266		Fannie Mae, 2.5%, 4/1/45			12,768
	13,836		Fannie Mae, 2.5%, 4/1/45			14,396
	18,645		Fannie Mae, 2.5%, 4/1/45			19,406
	30,258		Fannie Mae, 2.5%, 4/1/45			31,498
	32,788		Fannie Mae, 2.5%, 4/1/45			34,132
	46,430		Fannie Mae, 2.5%, 4/1/45			48,328
	62,180		Fannie Mae, 2.5%, 4/1/45			64,726
	58,620		Fannie Mae, 2.5%, 8/1/45			61,020
	17,193		Fannie Mae, 3.0%, 3/1/29			18,014
	65,975		Fannie Mae, 3.0%, 10/1/30			69,479
	34,926		Fannie Mae, 3.0%, 8/1/42			36,983
	300,827		Fannie Mae, 3.0%, 8/1/42			317,991
	78,196		Fannie Mae, 3.0%, 9/1/42			82,657
	144,399		Fannie Mae, 3.0%, 11/1/42			152,637
	22,354		Fannie Mae, 3.0%, 12/1/42			23,643
	64,266		Fannie Mae, 3.0%, 12/1/42			67,933
	51,707		Fannie Mae, 3.0%, 2/1/43			54,690
	59,014		Fannie Mae, 3.0%, 2/1/43			62,418
	60,422		Fannie Mae, 3.0%, 3/1/43			63,907
	73,179		Fannie Mae, 3.0%, 4/1/43			77,355
	12,444		Fannie Mae, 3.0%, 5/1/43			13,162
	15,942		Fannie Mae, 3.0%, 5/1/43			16,852
	58,161		Fannie Mae, 3.0%, 5/1/43			61,588
	204,051		Fannie Mae, 3.0%, 5/1/43			215,663
	33,874		Fannie Mae, 3.0%, 8/1/43			35,807
	30,282		Fannie Mae, 3.0%, 9/1/43			32,010
	27,160		Fannie Mae, 3.0%, 3/1/45			28,708
	32,125		Fannie Mae, 3.0%, 4/1/45			33,956
	156,878		Fannie Mae, 3.0%, 6/1/45			166,111
	15,758		Fannie Mae, 3.0%, 5/1/46			16,676
	77,687		Fannie Mae, 3.0%, 5/1/46			82,454
	220,868		Fannie Mae, 3.0%, 1/1/47			234,422
	22,391		Fannie Mae, 3.5%, 11/1/40			24,013
	9,378		Fannie Mae, 3.5%, 10/1/41			10,085
	113,850		Fannie Mae, 3.5%, 6/1/42			122,160
	61,154		Fannie Mae, 3.5%, 7/1/42			65,618
	43,385		Fannie Mae, 3.5%, 8/1/42			46,531
	62,587		Fannie Mae, 3.5%, 8/1/42			67,149
	126,326		Fannie Mae, 3.5%, 5/1/44			135,378
	59,856		Fannie Mae, 3.5%, 12/1/44			64,197
	153,952		Fannie Mae, 3.5%, 2/1/45			165,221
	244,282		Fannie Mae, 3.5%, 2/1/45			262,690
	313,046		Fannie Mae, 3.5%, 2/1/45			333,795
	167,531		Fannie Mae, 3.5%, 6/1/45			178,566
	38,039		Fannie Mae, 3.5%, 8/1/45			40,527
	50,873		Fannie Mae, 3.5%, 8/1/45			54,182
	181,644		Fannie Mae, 3.5%, 8/1/45			196,005
	47,176		Fannie Mae, 3.5%, 9/1/45			50,731
	108,835		Fannie Mae, 3.5%, 9/1/45			115,943
	171,358		Fannie Mae, 3.5%, 9/1/45			186,815
	252,642		Fannie Mae, 3.5%, 11/1/45			272,617
	53,366		Fannie Mae, 3.5%, 12/1/45			56,782
	139,913		Fannie Mae, 3.5%, 12/1/45			149,012
	142,258		Fannie Mae, 3.5%, 12/1/45			151,366
	112,539		Fannie Mae, 3.5%, 1/1/46			119,846
	153,956		Fannie Mae, 3.5%, 1/1/46			163,967
	14,119		Fannie Mae, 3.5%, 2/1/46			15,033
	105,136		Fannie Mae, 3.5%, 2/1/46			111,959
	43,018		Fannie Mae, 3.5%, 3/1/46			45,800
	51,642		Fannie Mae, 3.5%, 5/1/46			55,343
	131,371		Fannie Mae, 3.5%, 7/1/46			139,461
	16,008		Fannie Mae, 3.5%, 10/1/46			17,042
	30,151		Fannie Mae, 3.5%, 10/1/46			31,975
	129,360		Fannie Mae, 3.5%, 12/1/46			137,196
	Principal Amount USD ($)					Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	61,364		Fannie Mae, 3.5%, 1/1/47			$65,064
	179,042		Fannie Mae, 3.5%, 1/1/47			191,862
	294,604		Fannie Mae, 3.5%, 1/1/47			313,611
	288,672		Fannie Mae, 3.5%, 2/1/47			306,000
	232,116		Fannie Mae, 3.5%, 12/1/47			246,075
	204,103		Fannie Mae, 3.5%, 9/1/49			220,155
	172,319		Fannie Mae, 4.0%, 10/1/40			189,509
	22,486		Fannie Mae, 4.0%, 12/1/40			24,729
	4,699		Fannie Mae, 4.0%, 11/1/41			5,079
	6,500		Fannie Mae, 4.0%, 12/1/41			6,988
	3,684		Fannie Mae, 4.0%, 1/1/42			3,980
	46,678		Fannie Mae, 4.0%, 1/1/42			50,436
	175,454		Fannie Mae, 4.0%, 1/1/42			189,666
	47,128		Fannie Mae, 4.0%, 2/1/42			50,946
	44,393		Fannie Mae, 4.0%, 4/1/42			47,766
	125,957		Fannie Mae, 4.0%, 5/1/42			136,157
	125,897		Fannie Mae, 4.0%, 7/1/42			135,999
	357,311		Fannie Mae, 4.0%, 8/1/42			386,270
	106,011		Fannie Mae, 4.0%, 8/1/43			114,586
	165,674		Fannie Mae, 4.0%, 8/1/43			178,751
	105,067		Fannie Mae, 4.0%, 9/1/43			113,517
	109,337		Fannie Mae, 4.0%, 9/1/43			118,160
	90,493		Fannie Mae, 4.0%, 11/1/43			98,716
	187,405		Fannie Mae, 4.0%, 12/1/43			202,578
	6,510		Fannie Mae, 4.0%, 7/1/44			7,037
	23,639		Fannie Mae, 4.0%, 7/1/44			25,545
	57,773		Fannie Mae, 4.0%, 8/1/44			62,436
	103,148		Fannie Mae, 4.0%, 8/1/44			111,372
	36,313		Fannie Mae, 4.0%, 10/1/44			39,209
	95,315		Fannie Mae, 4.0%, 3/1/45			102,949
	29,691		Fannie Mae, 4.0%, 10/1/45			32,096
	80,000		Fannie Mae, 4.0%, 10/1/45			86,459
	138,538		Fannie Mae, 4.0%, 10/1/45			148,995
	31,288		Fannie Mae, 4.0%, 11/1/45			33,764
	62,726		Fannie Mae, 4.0%, 11/1/45			67,749
	140,722		Fannie Mae, 4.0%, 12/1/45			152,099
	47,171		Fannie Mae, 4.0%, 1/1/46			50,982
	112,440		Fannie Mae, 4.0%, 2/1/46			121,432
	26,592		Fannie Mae, 4.0%, 4/1/46			28,642
	104,822		Fannie Mae, 4.0%, 6/1/46			112,963
	105,737		Fannie Mae, 4.0%, 7/1/46			113,798
	186,862		Fannie Mae, 4.0%, 7/1/46			201,275
	104,209		Fannie Mae, 4.0%, 8/1/46			112,102
	40,721		Fannie Mae, 4.0%, 11/1/46			43,743
	47,031		Fannie Mae, 4.0%, 11/1/46			50,498
	461,719		Fannie Mae, 4.0%, 1/1/47			494,580
	79,030		Fannie Mae, 4.0%, 4/1/47			84,818
	92,002		Fannie Mae, 4.0%, 4/1/47			98,932
	129,339		Fannie Mae, 4.0%, 4/1/47			139,081
	19,527		Fannie Mae, 4.0%, 6/1/47			20,998
	51,199		Fannie Mae, 4.0%, 6/1/47			55,075
	88,089		Fannie Mae, 4.0%, 6/1/47			94,576
	128,062		Fannie Mae, 4.0%, 6/1/47			137,515
	235,383		Fannie Mae, 4.0%, 6/1/47			252,579
	75,059		Fannie Mae, 4.0%, 7/1/47			80,598
	78,417		Fannie Mae, 4.0%, 7/1/47			84,330
	68,960		Fannie Mae, 4.0%, 8/1/47			73,816
	126,783		Fannie Mae, 4.0%, 8/1/47			135,700
	189,479		Fannie Mae, 4.0%, 12/1/47			203,298
	181,293		Fannie Mae, 4.5%, 8/1/40			198,605
	31,059		Fannie Mae, 4.5%, 11/1/40			34,022
	3,706		Fannie Mae, 4.5%, 4/1/41			4,061
	86,236		Fannie Mae, 4.5%, 5/1/41			94,472
	216,229		Fannie Mae, 4.5%, 5/1/41			236,913
	246,777		Fannie Mae, 4.5%, 5/1/41			270,355
	17,198		Fannie Mae, 4.5%, 12/1/41			18,507
	49,964		Fannie Mae, 4.5%, 11/1/43			54,475
	67,658		Fannie Mae, 4.5%, 2/1/44			73,735
	77,612		Fannie Mae, 4.5%, 2/1/44			84,716
	528,227		Fannie Mae, 4.5%, 6/1/44			578,288
	163,463		Fannie Mae, 4.5%, 8/1/44			178,275
	120,947		Fannie Mae, 4.5%, 5/1/46			131,891
	69,602		Fannie Mae, 4.5%, 2/1/47			75,320
	1,726		Fannie Mae, 5.0%, 10/1/20			1,811
	64,840		Fannie Mae, 5.0%, 5/1/31			70,490
	5,286		Fannie Mae, 5.0%, 6/1/40			5,859
	3,067		Fannie Mae, 5.0%, 7/1/40			3,397
	Principal Amount USD ($)					Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	5,565		Fannie Mae, 5.5%, 9/1/33			$6,190
	5,942		Fannie Mae, 5.5%, 12/1/34			6,693
	20,055		Fannie Mae, 5.5%, 10/1/35			22,729
	3,945		Fannie Mae, 6.0%, 9/1/29			4,441
	922		Fannie Mae, 6.0%, 10/1/32			1,025
	2,530		Fannie Mae, 6.0%, 11/1/32			2,802
	13,108		Fannie Mae, 6.0%, 11/1/32			14,521
	8,076		Fannie Mae, 6.0%, 4/1/33			9,044
	4,193		Fannie Mae, 6.0%, 5/1/33			4,650
	9,225		Fannie Mae, 6.0%, 6/1/33			10,208
	14,394		Fannie Mae, 6.0%, 7/1/34			16,240
	2,124		Fannie Mae, 6.0%, 9/1/34			2,397
	1,731		Fannie Mae, 6.0%, 7/1/38			1,932
	265		Fannie Mae, 6.5%, 7/1/21			294
	844		Fannie Mae, 6.5%, 4/1/29			936
	2,001		Fannie Mae, 6.5%, 1/1/32			2,262
	1,253		Fannie Mae, 6.5%, 2/1/32			1,444
	2,249		Fannie Mae, 6.5%, 3/1/32			2,555
	2,790		Fannie Mae, 6.5%, 4/1/32			3,092
	1,178		Fannie Mae, 6.5%, 8/1/32			1,353
	2,357		Fannie Mae, 6.5%, 8/1/32			2,702
	19,208		Fannie Mae, 6.5%, 7/1/34			22,289
	687		Fannie Mae, 7.0%, 11/1/29			689
	1,103		Fannie Mae, 7.0%, 9/1/30			1,107
	372		Fannie Mae, 7.0%, 7/1/31			383
	1,722		Fannie Mae, 7.0%, 1/1/32			2,065
	616		Fannie Mae, 7.5%, 2/1/31			742
	3,279		Fannie Mae, 8.0%, 10/1/30			3,985
	41,795		Federal Home Loan Mortgage Corp., 3.0%, 10/1/29			43,812
	18,807		Federal Home Loan Mortgage Corp., 3.0%, 9/1/42			19,919
	22,976		Federal Home Loan Mortgage Corp., 3.0%, 9/1/42			24,291
	142,979		Federal Home Loan Mortgage Corp., 3.0%, 11/1/42			151,168
	32,721		Federal Home Loan Mortgage Corp., 3.0%, 1/1/43			34,656
	51,567		Federal Home Loan Mortgage Corp., 3.0%, 2/1/43			54,616
	74,025		Federal Home Loan Mortgage Corp., 3.0%, 2/1/43			78,403
	48,790		Federal Home Loan Mortgage Corp., 3.0%, 4/1/43			51,585
	140,085		Federal Home Loan Mortgage Corp., 3.0%, 4/1/43			148,317
	50,410		Federal Home Loan Mortgage Corp., 3.0%, 5/1/43			53,298
	28,729		Federal Home Loan Mortgage Corp., 3.0%, 5/1/45			30,372
	27,574		Federal Home Loan Mortgage Corp., 3.0%, 8/1/45			29,134
	108,946		Federal Home Loan Mortgage Corp., 3.0%, 6/1/46			115,184
	34,921		Federal Home Loan Mortgage Corp., 3.0%, 12/1/46			36,888
	56,152		Federal Home Loan Mortgage Corp., 3.0%, 12/1/46			59,237
	28,841		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28			30,632
	48,938		Federal Home Loan Mortgage Corp., 3.5%, 7/1/29			51,629
	17,859		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40			19,123
	47,322		Federal Home Loan Mortgage Corp., 3.5%, 5/1/42			50,767
	34,092		Federal Home Loan Mortgage Corp., 3.5%, 10/1/42			36,590
	41,130		Federal Home Loan Mortgage Corp., 3.5%, 10/1/42			44,143
	14,870		Federal Home Loan Mortgage Corp., 3.5%, 8/1/44			15,917
	130,281		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44			139,095
	194,023		Federal Home Loan Mortgage Corp., 3.5%, 6/1/45			207,981
	166,127		Federal Home Loan Mortgage Corp., 3.5%, 10/1/45			178,079
	331,541		Federal Home Loan Mortgage Corp., 3.5%, 11/1/45			353,102
	137,288		Federal Home Loan Mortgage Corp., 3.5%, 5/1/46			146,095
	173,625		Federal Home Loan Mortgage Corp., 3.5%, 7/1/46			186,767
	249,197		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46			267,128
	311,499		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46			334,255
	105,125		Federal Home Loan Mortgage Corp., 3.5%, 12/1/46			111,566
	304,486		Federal Home Loan Mortgage Corp., 3.5%, 12/1/46			326,397
	59,553		Federal Home Loan Mortgage Corp., 3.5%, 1/1/47			63,174
	18,260		Federal Home Loan Mortgage Corp., 3.5%, 6/1/47			19,477
	197,802		Federal Home Loan Mortgage Corp., 3.5%, 1/1/48			209,869
	156,678		Federal Home Loan Mortgage Corp., 4.0%, 11/1/41			172,428
	132,608		Federal Home Loan Mortgage Corp., 4.0%, 10/1/42			143,226
	27,823		Federal Home Loan Mortgage Corp., 4.0%, 10/1/43			30,086
	64,461		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44			69,687
	95,537		Federal Home Loan Mortgage Corp., 4.0%, 6/1/44			103,171
	29,059		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44			31,386
	20,121		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44			21,754
	47,078		Federal Home Loan Mortgage Corp., 4.0%, 4/1/45			50,857
	21,944		Federal Home Loan Mortgage Corp., 4.0%, 10/1/45			23,717
	93,349		Federal Home Loan Mortgage Corp., 4.0%, 12/1/45			100,923
	44,694		Federal Home Loan Mortgage Corp., 4.0%, 1/1/46			48,297
	177,860		Federal Home Loan Mortgage Corp., 4.0%, 2/1/46			191,818
	18,083		Federal Home Loan Mortgage Corp., 4.0%, 5/1/46			19,505
	85,523		Federal Home Loan Mortgage Corp., 4.0%, 6/1/46			92,078
	Principal Amount USD ($)					Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	130,943		Federal Home Loan Mortgage Corp., 4.0%, 7/1/46			$141,105
	103,545		Federal Home Loan Mortgage Corp., 4.0%, 8/1/46			111,420
	38,831		Federal Home Loan Mortgage Corp., 4.0%, 3/1/47			41,733
	61,595		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			66,250
	82,997		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			88,996
	164,636		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			176,900
	195,828		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			210,605
	414,820		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47			444,832
	297,219		Federal Home Loan Mortgage Corp., 4.0%, 5/1/47			318,804
	26,051		Federal Home Loan Mortgage Corp., 4.0%, 6/1/47			27,924
	81,502		Federal Home Loan Mortgage Corp., 4.0%, 7/1/47			87,498
	178,644		Federal Home Loan Mortgage Corp., 4.0%, 10/1/47			191,774
	560,057		Federal Home Loan Mortgage Corp., 4.0%, 10/1/47			602,627
	153,257		Federal Home Loan Mortgage Corp., 4.5%, 5/1/47			166,382
	529,040		Federal Home Loan Mortgage Corp., 4.5%, 7/1/49			568,911
	558,848		Federal Home Loan Mortgage Corp., 4.5%, 8/1/49			600,965
	664		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21			697
	3,487		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38			3,875
	3,847		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38			4,275
	7,160		Federal Home Loan Mortgage Corp., 5.0%, 5/1/39			7,897
	18,057		Federal Home Loan Mortgage Corp., 5.0%, 12/1/39			20,001
	9,173		Federal Home Loan Mortgage Corp., 5.5%, 9/1/33			10,351
	12,548		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41			14,225
	700		Federal Home Loan Mortgage Corp., 6.0%, 10/1/32			775
	3,645		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32			4,039
	4,257		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32			4,889
	7,649		Federal Home Loan Mortgage Corp., 6.0%, 2/1/33			8,798
	2,930		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34			3,259
	937		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36			1,050
	2,248		Federal Home Loan Mortgage Corp., 6.5%, 1/1/29			2,543
	1,102		Federal Home Loan Mortgage Corp., 6.5%, 4/1/31			1,263
	4,065		Federal Home Loan Mortgage Corp., 6.5%, 10/1/31			4,507
	1,518		Federal Home Loan Mortgage Corp., 6.5%, 2/1/32			1,717
	1,891		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32			2,097
	8,688		Federal Home Loan Mortgage Corp., 6.5%, 4/1/32			10,122
	3,478		Federal Home Loan Mortgage Corp., 6.5%, 7/1/32			4,017
	228		Federal Home Loan Mortgage Corp., 7.0%, 8/1/22			230
	1,097		Federal Home Loan Mortgage Corp., 7.0%, 9/1/22			1,138
	1,044		Federal Home Loan Mortgage Corp., 7.0%, 2/1/31			1,219
	730		Federal Home Loan Mortgage Corp., 7.0%, 3/1/32			738
	1,884		Federal Home Loan Mortgage Corp., 7.0%, 4/1/32			2,203
	28,658		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46			29,441
	1,299		Federal Home Loan Mortgage Corp., 7.5%, 8/1/31			1,525
	1,045,016		Government National Mortgage Association, 4.5%, 4/1/50 (TBA)			1,109,023
	205,311		Government National Mortgage Association I, 3.5%, 11/15/41			221,310
	79,074		Government National Mortgage Association I, 3.5%, 8/15/42			85,201
	39,885		Government National Mortgage Association I, 3.5%, 10/15/42			42,982
	130,164		Government National Mortgage Association I, 3.5%, 1/15/45			139,376
	74,422		Government National Mortgage Association I, 3.5%, 8/15/46			79,263
	64,771		Government National Mortgage Association I, 4.0%, 1/15/25			69,599
	64,988		Government National Mortgage Association I, 4.0%, 8/15/43			73,335
	215,233		Government National Mortgage Association I, 4.0%, 3/15/44			229,363
	29,716		Government National Mortgage Association I, 4.0%, 9/15/44			32,193
	85,129		Government National Mortgage Association I, 4.0%, 4/15/45			92,892
	106,665		Government National Mortgage Association I, 4.0%, 6/15/45			116,422
	13,773		Government National Mortgage Association I, 4.0%, 7/15/45			14,980
	13,489		Government National Mortgage Association I, 4.0%, 8/15/45			14,671
	60,498		Government National Mortgage Association I, 4.5%, 5/15/39			67,714
	5,177		Government National Mortgage Association I, 4.5%, 8/15/41			5,697
	5,198		Government National Mortgage Association I, 5.0%, 9/15/33			5,622
	9,270		Government National Mortgage Association I, 5.5%, 3/15/33			10,208
	10,080		Government National Mortgage Association I, 5.5%, 7/15/33			11,439
	25,425		Government National Mortgage Association I, 5.5%, 8/15/33			28,867
	10,478		Government National Mortgage Association I, 5.5%, 10/15/34			11,616
	8,476		Government National Mortgage Association I, 6.0%, 4/15/28			9,581
	7,979		Government National Mortgage Association I, 6.0%, 2/15/29			8,921
	9,055		Government National Mortgage Association I, 6.0%, 9/15/32			10,271
	1,413		Government National Mortgage Association I, 6.0%, 10/15/32			1,560
	3,075		Government National Mortgage Association I, 6.0%, 10/15/32			3,394
	10,397		Government National Mortgage Association I, 6.0%, 11/15/32			11,647
	19,890		Government National Mortgage Association I, 6.0%, 11/15/32			22,199
	5,396		Government National Mortgage Association I, 6.0%, 1/15/33			6,131
	12,065		Government National Mortgage Association I, 6.0%, 12/15/33			13,497
	8,227		Government National Mortgage Association I, 6.0%, 8/15/34			9,083
	9,213		Government National Mortgage Association I, 6.0%, 8/15/34			10,464
	1,139		Government National Mortgage Association I, 6.5%, 3/15/26			1,250
	3,334		Government National Mortgage Association I, 6.5%, 6/15/28			3,659
	Principal Amount USD ($)					Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	3,438		Government National Mortgage Association I, 6.5%, 6/15/28			$3,974
	424		Government National Mortgage Association I, 6.5%, 2/15/29			466
	3,457		Government National Mortgage Association I, 6.5%, 5/15/29			4,041
	9,687		Government National Mortgage Association I, 6.5%, 5/15/29			11,354
	2,165		Government National Mortgage Association I, 6.5%, 5/15/31			2,375
	17,696		Government National Mortgage Association I, 6.5%, 7/15/31			19,419
	3,160		Government National Mortgage Association I, 6.5%, 9/15/31			3,568
	5,803		Government National Mortgage Association I, 6.5%, 10/15/31			6,368
	1,872		Government National Mortgage Association I, 6.5%, 12/15/31			2,163
	2,310		Government National Mortgage Association I, 6.5%, 12/15/31			2,535
	376		Government National Mortgage Association I, 6.5%, 4/15/32			424
	1,101		Government National Mortgage Association I, 6.5%, 4/15/32			1,256
	885		Government National Mortgage Association I, 6.5%, 6/15/32			972
	1,795		Government National Mortgage Association I, 6.5%, 6/15/32			2,043
	3,194		Government National Mortgage Association I, 6.5%, 6/15/32			3,505
	4,668		Government National Mortgage Association I, 6.5%, 7/15/32			5,304
	15,497		Government National Mortgage Association I, 6.5%, 12/15/32			18,654
	14,554		Government National Mortgage Association I, 7.0%, 7/15/26			15,190
	1,265		Government National Mortgage Association I, 7.0%, 9/15/27			1,296
	13,814		Government National Mortgage Association I, 7.0%, 2/15/28			14,447
	4,095		Government National Mortgage Association I, 7.0%, 11/15/28			4,530
	3,333		Government National Mortgage Association I, 7.0%, 1/15/29			3,767
	3,845		Government National Mortgage Association I, 7.0%, 6/15/29			4,210
	631		Government National Mortgage Association I, 7.0%, 7/15/29			658
	2,249		Government National Mortgage Association I, 7.0%, 7/15/29			2,545
	618		Government National Mortgage Association I, 7.0%, 12/15/30			632
	1,636		Government National Mortgage Association I, 7.0%, 2/15/31			1,677
	2,145		Government National Mortgage Association I, 7.0%, 8/15/31			2,591
	2,621		Government National Mortgage Association I, 7.0%, 5/15/32			2,623
	209		Government National Mortgage Association I, 7.5%, 10/15/22			218
	105		Government National Mortgage Association I, 7.5%, 6/15/23			105
	41		Government National Mortgage Association I, 7.5%, 8/15/23			41
	1,809		Government National Mortgage Association I, 7.5%, 10/15/29			1,884
	7,870		Government National Mortgage Association II, 3.5%, 3/20/45			8,389
	10,655		Government National Mortgage Association II, 3.5%, 4/20/45			11,458
	19,044		Government National Mortgage Association II, 3.5%, 4/20/45			20,361
	26,088		Government National Mortgage Association II, 3.5%, 4/20/45			28,033
	107,894		Government National Mortgage Association II, 3.5%, 1/20/46			114,713
	36,004		Government National Mortgage Association II, 3.5%, 3/20/46			39,047
	207,161		Government National Mortgage Association II, 3.5%, 11/20/46			220,749
	20,327		Government National Mortgage Association II, 4.0%, 8/20/39			22,168
	24,138		Government National Mortgage Association II, 4.0%, 7/20/42			26,308
	333,302		Government National Mortgage Association II, 4.0%, 7/20/44			363,284
	32,256		Government National Mortgage Association II, 4.0%, 9/20/44			35,160
	40,446		Government National Mortgage Association II, 4.0%, 3/20/46			44,075
	122,187		Government National Mortgage Association II, 4.0%, 10/20/46			131,264
	61,252		Government National Mortgage Association II, 4.0%, 2/20/48			67,536
	67,369		Government National Mortgage Association II, 4.0%, 4/20/48			74,296
	111,748		Government National Mortgage Association II, 4.0%, 12/20/49			119,616
	1,172,539		Government National Mortgage Association II, 4.0%, 1/20/50			1,245,770
	8,422		Government National Mortgage Association II, 4.5%, 9/20/41			9,278
	55,012		Government National Mortgage Association II, 4.5%, 5/20/43			60,595
	154,985		Government National Mortgage Association II, 4.5%, 1/20/44			169,779
	132,588		Government National Mortgage Association II, 4.5%, 9/20/44			142,243
	41,006		Government National Mortgage Association II, 4.5%, 10/20/44			44,769
	83,570		Government National Mortgage Association II, 4.5%, 11/20/44			91,221
	386,946		Government National Mortgage Association II, 4.5%, 2/20/48			416,356
	687,351		Government National Mortgage Association II, 4.5%, 1/20/50			733,523
	9,381		Government National Mortgage Association II, 6.0%, 11/20/33			10,693
	1,806		Government National Mortgage Association II, 6.5%, 8/20/28			2,084
	2,775		Government National Mortgage Association II, 6.5%, 12/20/28			3,234
	1,718		Government National Mortgage Association II, 6.5%, 9/20/31			2,026
	1,961		Government National Mortgage Association II, 7.0%, 5/20/26			2,176
	5,763		Government National Mortgage Association II, 7.0%, 2/20/29			6,714
	837		Government National Mortgage Association II, 7.0%, 1/20/31			978
	469		Government National Mortgage Association II, 7.5%, 8/20/27			546
	155		Government National Mortgage Association II, 8.0%, 8/20/25			171
	2,452,621		U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47			2,919,704
	1,945,034		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46			2,363,777
	2,233,488		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48			2,749,437
	1,746,907		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49			2,170,341
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $38,542,142)			$41,346,043
			TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 92.5%
			(Cost $166,898,377)			$160,586,250
	Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
		AFFILIATED ISSUER - 1.6%
		CLOSED-END FUND - 1.6% of Net Assets
	321,413(j)	Pioneer ILS Interval Fund	$ --	$ –	$38,569	$2,712,722
			TOTAL CLOSED-END FUND
		(Cost $3,263,545)				$2,712,722
			TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.6%
			(Cost $3,263,545)			$2,712,722
			OTHER ASSETS AND LIABILITIES - 5.9%			$10,276,410
			NET ASSETS - 100.0%			$173,575,382

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2020, the value of these securities amounted to $61,647,593, or 35.5% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2020.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2020.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2020.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Securities are restricted as to resale.
(g)	Issued as preference shares.
(h)	Non-income producing security.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser”).

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
32	U.S. 2 Year Note (CBT)	6/30/20	$6,950,000	$7,052,250	$102,250
113	U.S. 5 Year Note (CBT)	6/30/20	13,720,672	14,165,609	444,937
12	U.S. Ultra Bond (CBT)	6/19/20	2,415,000	2,662,500	247,500
			$23,085,672	$23,880,359	$794,687

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
66	U.S. 10 Year Note (CBT)	6/19/20	$8,774,125	$9,153,375	$(379,250)
85	U.S. 10 Year Ultra	6/19/20	12,604,969	13,262,656	(657,687)
11	U.S. Long Bond (CBT)	6/19/20	1,840,032	1,969,688	(129,656)
			$23,219,126	$24,385,719	$(1,166,593)

TOTAL FUTURES CONTRACTS			$133,454	$(505,360)	$(371,906)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Market Value
2,665,600	Markit CDX North America High Yield Index	Receive	5.00%	12/20/24	$(28,877)	$(118,084)	$(146,961)
790,000	Markit CDX North America High Yield Index	Receive	5.00%	6/20/25	(49,454)	1,555	(47,899)
1,190,400	Markit CDX North America High Yield Index Series 24	Receive	1.00%	6/20/20	19,228	(18,522)	706
TOTAL SWAP CONTRACTS					$(59,103)	$(135,051)	$(194,154)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	$1,335,173	$–	$–	$1,335,173
Asset Backed Securities	–	21,209,751	–	21,209,751
Collateralized Mortgage Obligations	–	20,866,762	–	20,866,762
Commercial Mortgage-Backed Securities	–	10,062,186	–	10,062,186
Corporate Bonds	–	61,399,496	–	61,399,496
Foreign Government Bond	–	476,667	–	476,667
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	26,846	26,846
Municipal Bonds	–	64,697	–	64,697
Senior Secured Floating Rate Loan Interests	–	3,798,629	–	3,798,629
U.S. Government and Agency Obligations	–	41,346,043	–	41,346,043
Affiliated Closed-End Fund	–	2,712,722	–	2,712,722
Total Investments in Securities	$1,335,173	$161,936,953	$26,846	$163,298,972
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(371,906)	$–	$–	$(371,906)
Swap contracts, at value	–	(194,154)	–	(194,154)
Total Other Financial Instruments	$(371,906)	$(194,154)	$–	$(566,060)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 12/31/19	$27,503
Realized gain (loss)	--
Change in unrealized appreciation	2,688
Accrued discounts/premiums	--
Purchases	--
Sales	(3,345)
Transfers in to Level 3*	--
Transfers out of Level 3*	–
Balance as of 3/31/20	$26,846

* Transfers are calculated on the beginning of period values. During the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2020:    $2,688.